General Information	12 Months Ended
Dec. 31, 2018
Disclosure Of Detailed Information About Businesses And Intragroup Relationship Of Group [Abstract]
General Information
1.	GENERAL INFORMATION

ASLAN Pharmaceuticals Limited (the “Company”) was incorporated in the Cayman Islands in June 2014 as the listing vehicle for the initial public offering and listing on the Taipei Exchange (“TPEx”) in Taiwan. The Company and its subsidiaries (collectively referred to as the “Group”) are principally engaged in the development of novel drugs for Asia prevalent cancers.

The main businesses and intragroup relationships of the Group were as follows as of December 31, 2018:

Name	Place of Incorporation	Date of Incorporation	Main Business

ASLAN Pharmaceuticals Limited	Cayman Islands	June 2014	Investment holding
ASLAN Pharmaceuticals Pte. Ltd.	Singapore	April 2010	New drug research and development
ASLAN Pharmaceuticals Taiwan Limited	Taiwan	November 2013	New drug research and development
ASLAN Pharmaceuticals Australia Pty Ltd.	Australia	July 2014	New drug research and development
ASLAN Pharmaceuticals Hong Kong Limited	Hong Kong	July 2015	New drug research and development
ASLAN Pharmaceuticals (Shanghai) Co. Ltd.	China	May 2016	New drug research and development
ASLAN Pharmaceuticals (USA) Inc.	United States of America	October 2018	New drug research and development

Following the approval of the Company’s shareholders at a shareholders’ meeting on May 27, 2016, the Company completed a restructuring of its share capital through the subdivision of the Company’s authorized share capital, the conversion of preference shares into ordinary shares, and the repurchase of its USD shares in consideration for the issue of an equal number of NTD shares for the purpose of the initial public offering and listing of the Company’s ordinary shares on the TPEx.  On January 5, 2017, the General Stock Board Applicant Committee of the General Stock Board (Market) of the TPEx approved the Company’s application for listing on the TPEx.

On January 20, 2017, the 8th session 22nd meeting of the board and supervisors of the TPEx passed a resolution, pursuant to which the Company’s shares began trading on the TPEx on June 1, 2017.

In addition, the Company’s American Depository Shares (“ADSs”) representing ordinary shares have been listed on the Nasdaq Global Market since May 4, 2018.

The reporting currency of the Group is the U.S. dollar. The functional currency of the majority of the Group’s entities is the U.S. dollar.